FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Summary Of Activity For Non U.S. Plan Assets Classified In Level 3

	Balance at January 1, 2012		Net Realized/ Unrealized Gains (Loss)		Purchases, and Settlements, Net		Sales, Net		Transfers Into/(Out) of Level 3		Foreign Currency Exchange Rate Movements		Balance at December 31, 2012
	(Millions of Dollars)
Assets
Insurance contracts		$35		$1		$7		$(2)		$—		$1		$42

	Balance at January 1, 2011	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2011
	(Millions of Dollars)
Assets
Insurance contracts	$33	$2	$4	$(3)	$—	$(1)	$35

Assets And Liabilities Remeasured And Disclosed At Fair Value On Recurring Basis

	Asset		Valuation
	(Liability)	Level 2	Technique
	(Millions of Dollars)
December 31, 2012:
Interest rate swap contracts	$(10)	$(10)	C
Commodity contracts	1	1	C
Foreign currency contracts	(10)	(10)	C

December 31, 2011:
Interest rate swap contracts	$(44)	$(44)	C
Commodity contracts	(16)	(16)	C
Foreign currency contracts	3	3	C

Defined Benefit Plan Assets Measured At Fair Value On Recurring Basis

	Total	Level 1	Level 2	Level 3	Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Cash	$34	$34	$—	$—	A
Investments with registered investment companies:
Equity securities	257	257	—	—	A
Fixed income securities	143	143	—	—	A
Real estate and other	4	4	—	—	A
Equity securities	217	217	—	—	A
Fixed income collective trust	45	—	45	—	B
Debt securities:
Corporate and other	37	—	37	—	B
Government	27	—	27	—	A
Hedge funds	14	—	—	14	A,C

	$778	$655	$109	$14

Non-U.S. Plans:
Insurance contracts	$42	$—	$—	$42	B
Investments with registered investment companies:
Fixed income securities	10	10	—	—	A
Equity securities	1	1	—	—	A
Corporate bonds	2	—	2	—	B

	$55	$11	$2	$42
	Total		Level 1		Level 2		Level 3		Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Amounts due from broker		$669		$669		$—		$—		A
Investments with registered investment companies:
Equity securities		1		1		—		—		A

		$670		$670		$—		$—

Non-U.S. Plans:
Insurance contracts		$35		$—		$—		$35		B
Cash		1		1		—		—		A
Investments with registered investment companies:
Fixed income securities		9		9		—		—		A
Equity securities		1		1		—		—		A
Corporate bonds		2		—		2		—		B

		$48		$11		$2		$35

Summary Of Activity For U.S. Plan Assets Classified In Level 3
	Balance at January 1, 2012		Net Realized/ Unrealized Gains (Loss)		Purchases, and Settlements, Net		Sales, Net		Transfers Into/(Out) of Level 3		Foreign Currency Exchange Rate Movements		Balance at December 31, 2012
	(Millions of Dollars)
Assets
Hedge funds and other		$—		$2		$12		$—		$—		$—		$14

Fair Value Of Assets And Liabilities Measured On Nonrecurring Basis
	Asset (Liability)		Level 3		(Loss)		Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Trademarks and brand names		$231		$231		$(46)		C
Goodwill		—		—		(95)		C
Property, plant and equipment		100		100		(50)		C
Investments in non-consolidated affiliates		—		—		(2)		C
Asset retirement obligation		(8)		(8)		—		C
December 31, 2011:
Trademarks and brand names		$277		$277		$(37)		C
Goodwill		206		206		(260)		C
Property, plant and equipment		8		8		(11)		C
Asset retirement obligation		(4)		(4)		—		C